DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2013
DISCONTINUED OPERATIONS
Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following table represents the revenues and (loss) income from discontinued operations:

	For the six months ended June 30,
	2013		2012

Operating Revenues	$-		$13,915
(Loss) income	$(8,468)	(a)	$27,985

(a)	Includes a $6,200 non-cash loss related to settlement of debt, see Note 11(c)